Employees - Summary of Status of Performance Share Plans and Related Changes (Details)	12 Months Ended
	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Disclosure of Share Based Compensation Plans [Line Items]
Fair value per share award during the year	€ 47.64	€ 43.91	€ 48.22
Performance share plans
Disclosure of Share Based Compensation Plans [Line Items]
Outstanding at 1 January	11,371,436	11,137,801	13,634,518
Awarded	7,667,929	4,395,633	4,538,771
Vested	(3,425,232)	(3,240,738)	(6,041,011)
Forfeited	(1,295,569)	(921,260)	(994,477)
Outstanding at 31 December	14,318,564	11,371,436	11,137,801